CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Schedule of Cash and Cash Equivalents (Parenthetical) (Detail) MOP$ in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2022 MOP (MOP$)	Dec. 31, 2022 HKD ($)	Dec. 09, 2022 USD ($)	Dec. 09, 2022 MOP (MOP$)	Sep. 20, 2022 USD ($)	Sep. 20, 2022 MOP (MOP$)	Dec. 31, 2021 USD ($)
Cash and Cash Equivalents [Line Items]
Guarantee obligations collateral held directly or by third party		$ 124,319		$ 970,874
Period that the bank guarantee was released		2023-01
Non-current portion of restricted cash	[1]	$ 124,736							$ 140
Current portion of restricted cash	[2]	50,992							285
Cash Deposit					$ 124,319	MOP$ 1,000,000	$ 101,942	MOP$ 820,000
Bank guarantee		101,942	MOP$ 820,000
Bank Guarantee [Member]
Cash and Cash Equivalents [Line Items]
Guarantee obligations collateral held directly or by third party		50,971	410,000
Cash Deposit		124,319	1,000,000
Non-current restricted cash		50,971	MOP$ 410,000
Bank Time Deposits [Member]
Cash and Cash Equivalents [Line Items]
Non-current portion of restricted cash		124,592							0
Current portion of restricted cash		$ 50,971							$ 275

[1]	As of December 31, 2022 and 2021, the non-current portion of restricted cash included bank time deposits of $124,592 and nil, respectively. On December 9, 2022, as required by the Concession, Melco Resorts Macau provided a bank guarantee in favor of the Macau government of MOP1,000,000 (equivalent to $124,319) to secure the fulfillment of performance of certain of its legal and contractual obligations, including labor obligations. As stipulated in the bank guarantee contract, MOP1,000,000 (equivalent to $124,319), or an equivalent amount in other currencies, is required to be held in a cash deposit account as collateral in order to secure the bank guarantee. The bank guarantee will remain in effect until 180 days after the earlier of the expiration and termination of the Concession. The cash of HK$970,874 (equivalent to $124,319) deposited in the collateral bank account was included in the non-current portion of restricted cash in the accompanying consolidated balance sheets as of December 31, 2022.
[2]	As of December 31, 2022 and 2021, the current portion of restricted cash included bank time deposits of $50,971 and $275, respectively. On September 20, 2022, Melco Resorts Macau provided a bank guarantee in an amount of MOP820,000 (equivalent to $101,942) to the Macau government to guarantee the satisfaction of any labor liabilities upon expiry of the subconcession. As stipulated in the bank guarantee contract, MOP410,000 (equivalent to $50,971) was required to be held in a cash deposit account as collateral to secure the bank guarantee. In January 2023, such bank guarantee and the cash deposited in the collateral bank account were released. The cash of MOP410,000 (equivalent to $50,971) deposited in the collateral account was included in the current portion of restricted cash in the accompanying consolidated balance sheets as of December 31, 2022.